SUPPLEMENTAL INFORMATION SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL INFORMATION
SUPPLEMENTAL INFORMATION

In April 2014, the Company acquired five SPCs from Frontline 2012, each owning a fuel efficient 180,000 dwt Capesize dry bulk newbuilding and a subsidiary of the Company acquired one 2013-built Capesize bulk carrier, Bulk China (renamed KSL China), from Karpasia. The consideration consisted of the issuance of 15.5 million and 3.1 million shares to Frontline 2012 and Hemen (on behalf of Karpasia), respectively, which were recorded at $12.54 per share or $194.4 million in aggregate, and $150.0 million was assumed in remaining newbuilding installments. $24.0 million was paid in cash to Karpasia. Cash of $43.4 million was acquired on the purchase of the SPCs and so $151.0 million of the consideration paid to Frontline 2012 was allocated to the cost of the newbuilding contracts.

In April 2014, the Company also agreed to acquire twenty-five SPCs from Frontline 2012, each owning a fuel efficient dry bulk newbuilding. In September 2014, the Company acquired thirteen of these SPCs and the transaction has been accounted for as a purchase of assets. The consideration consisted of the issuance of 31.0 million shares, which were recorded at a price per share of $11.51 or $356.8 million in aggregate and $490.0 million was assumed in remaining newbuilding installments. Cash of $25.1 million was acquired with the SPCs and so $331.7 million of the consideration paid was allocated to the cost of the newbuilding contracts. The Company acquired the remaining twelve SPCs in March 2015 and issued 31.0 million shares as consideration.